Annual Total Returns - Fidelity® Large Cap Core Enhanced Index Fund [BarChart] - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® Large Cap Core Enhanced Index Fund - Fidelity Large Cap Core Enhanced Index Fund-Default
Mar. 18, 2022
Bar Chart Table:
Annual Return 2011	4.73%
Annual Return 2012	14.85%
Annual Return 2013	34.29%
Annual Return 2014	13.52%
Annual Return 2015	(0.54%)
Annual Return 2016	10.86%
Annual Return 2017	21.65%
Annual Return 2018	(3.35%)
Annual Return 2019	27.66%
Annual Return 2020	18.05%